Borrowings - SYNNEX United States Accounts Receivable Securitization Arrangement - Additional Information (Details) - Trade Accounts Receivable - AR Arrangement - SYNNEX U.S. $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($)
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 650,000
Line of credit facility, accordion feature amount	$ 150,000
Minimum LIBOR rate	0.50%
Debt instrument maturity period	2022-05
Minimum
Line of Credit Facility [Line Items]
Unused line fees or commitment fees	0.35%
Maximum
Line of Credit Facility [Line Items]
Unused line fees or commitment fees	0.45%
London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Interest rate	1.30%
Commercial Paper Rates
Line of Credit Facility [Line Items]
Program fee	1.25%